RUSSELL INVESTMENT COMPANY

Supplement dated August 17, 2007 to

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

DATED MARCH 1, 2007

As Supplemented July 25, 2007

The paragraph relating to “Class S Shares of all Funds” in the section entitled “Purchases, Exchange and Redemption of Fund of Funds Shares” in the Funds of Funds SAI is deleted and replaced with the following:

Class S Shares of all Funds

MOVING FROM CLASS S TO CLASS A SHARES. You can redeem Class S shares held in an account that charges an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S shares in the fee-based program for at least one year or opened your fee-based account prior to July 1, 2007, (c) the purchase of the Class A shares is part of a series of transactions designed to move you from Class S shares to Class A shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. Russell believes that an exchange between classes of the same Fund is not a taxable event, however please consult with your tax adviser for more information.

RUSSELL INVESTMENT COMPANY

Supplement dated August 17, 2007 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

DATED MARCH 1, 2007

As Supplemented July 25, 2007

The paragraph relating to “Class S Shares of all Funds” in the section entitled “Purchases, Exchange and Redemption of Fund Shares” in the Non-Fund of Funds SAI is deleted and replaced with the following:

Class S Shares of all Funds

MOVING FROM CLASS S TO CLASS A SHARES. You can redeem Class S shares held in an account that charges an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S shares in the fee-based program for at least one year or opened your fee-based account prior to July 1, 2007, (c) the purchase of the Class A shares is part of a series of transactions designed to move you from Class S shares to Class A shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. Russell believes that an exchange between classes of the same Fund is not a taxable event, however please consult with your tax adviser for more information.